SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - Increase (decrease) due to application of IFRS 15 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Revenue and direct costs	$ 1,500
Revenue and marketing costs	210
Revenue and total expenses	$ 210